Leases - ROU assets by asset class (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in ROU assets:
Beginning balance	$ 4,178
Ending balance	4,398	$ 4,178
Cost
Changes in ROU assets:
Beginning balance	6,143	5,206
Additions and adjustments	923	963
Disposals	(50)	(54)
Foreign exchange	(18)	28
Ending balance	6,998	6,143
Accumulated provision
Changes in ROU assets:
Beginning balance	(1,965)	(1,538)
Depreciation	(661)	(444)
Disposals	19	32
Foreign exchange	(7)	(15)
Ending balance	$ (2,600)	$ (1,965)